INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished products	$ 1,807,000	$ 594,000
Raw materials, parts and supplies	788,000	652,000
Total inventories	$ 2,595,000	$ 1,246,000